Net investment in finance and sales-type leases (Minimum future lease payments to be received on finance and sales-type leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Flight Equipment, Net [Abstract]
2019	$ 150,384
2020	129,698
2021	113,958
2022	93,787
2023	75,843
Thereafter	228,595
Minimum future lease payments on finance and sales-type leases	$ 792,265